Income Tax (Details) - Schedule of net operating loss - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Operating Loss Abstract
Net operating loss carryforward		$ 2,619,205	$ 3,352,926
Accruals and reserves
Total		$ 2,619,205	$ 3,352,926
Statutory tax rate	21.00%	39.80%	39.80%	21.00%	21.00%
Deferred tax assets		$ 1,042,444	$ 1,334,465
Valuation allowance		(1,042,444)	(1,334,465)
Net deferred tax asset